Income taxes (Net deferred tax (liabilities) assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	$ (1,919,478)	$ (1,607,193)
Deferred tax liabilities, intangibles	(9,816)	(13,119)
Deferred tax liabilities, accrued maintenance liability	(1,790)
Deferred tax assets, accrued maintenance liability		1,267
Deferred tax liabilities, obligations under capital leases and debt obligations	(3,806)	(4,255)
Deferred tax liabilities, investments	(7,996)	(8,619)
Deferred tax assets, deferred losses on sale of assets	24,178	28,770
Valuation allowance	(74,361)	(92,298)	$ (104,858)
Deferred tax assets, losses and credits forward	1,244,191	1,110,815
Deferred tax liabilities, other	(66,381)	(81,685)
Net deferred income tax (liabilities)	(815,259)	(666,317)
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(1,924,492)	(1,612,534)
Deferred tax liabilities, intangibles	(4,594)	(7,011)
Deferred tax liabilities, accrued maintenance liability	(3,456)	(3,242)
Deferred tax liabilities, obligations under capital leases and debt obligations	(3,806)	(4,255)
Valuation allowance	(5,654)	(3,296)
Deferred tax assets, losses and credits forward	1,146,434	996,676
Deferred tax liabilities, other	(58,691)	(77,973)
Net deferred income tax (liabilities)	(854,259)	(711,635)
United States
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(606)
Deferred tax assets, depreciation and impairment		254
Deferred tax liabilities, intangibles	(5,222)	(6,108)
Deferred tax assets, accrued maintenance liability	1,666	4,509
Deferred tax liabilities, investments	(7,996)	(8,619)
Deferred tax assets, deferred losses on sale of assets	24,178	28,770
Valuation allowance	(38,720)	(57,145)
Deferred tax assets, losses and credits forward	58,099	62,351
Deferred tax liabilities, other	(99)
Deferred tax asset, other		502
Net deferred income tax assets	31,300	24,514
The Netherlands
Income Tax Disclosure [Line Items]
Deferred tax assets, depreciation and impairment	6,873	5,974
Valuation allowance	(16,025)	(15,938)
Deferred tax assets, losses and credits forward	20,568	28,770
Deferred tax liabilities, other	(1,773)	(1,760)
Net deferred income tax assets	9,643	17,046
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, depreciation/impairment	(1,253)	(887)
Valuation allowance	(13,962)	(15,919)
Deferred tax assets, losses and credits forward	19,090	23,018
Deferred tax liabilities, other	(5,818)	(2,454)
Net deferred income tax (liabilities)	$ (1,943)
Net deferred income tax assets		$ 3,758